Schedule of Valuation Activity for the Embedded Conversion Feature Liability (Details) - The Arena Group Holdings Inc [Member] $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Strome Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Carrying value beginning period	$ 704
Change in valuation	(75)
Reclassification to equity	(629)
Carrying value end period
B Riley Warrants [Member].
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Carrying value beginning period	443
Change in valuation	41
Reclassification to equity	(484)
Carrying value end period
Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Carrying value beginning period	1,147
Change in valuation	(34)
Reclassification to equity	(1,113)
Carrying value end period